Non-controlling interests (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-controlling interests
Total	$ 1,045,081	$ 752,887
Weibo
Non-controlling interests
Total	969,803	666,141
Others
Non-controlling interests
Total	$ 75,278	$ 86,746